STATEMENT OF MEMBERS' EQUITY - 2 months ended Mar. 31, 2020 - USD ($)	Class A Membership Units	Subscription Receivable Related Party	Accumulated Deficit	Total
Beginning Balance at Feb. 10, 2020
Beginning Balance (in units) at Feb. 10, 2020
Units sold	$ 150,000			$ 150,000
Units sold (in units)	5,023,800
Units issued for intellectual property	$ 300			$ 300
Units issued for intellectual property (in units)	62,531,965
Units issued for services	$ 17,914			17,914
Units issued for services (in units)	600,000
Subscription receivable, related party	$ 550,000	(550,000)		550,000
Subscription receivable, related party (in units)	11,000,000
Net loss				(122,912)
Ending Balance at Mar. 31, 2020	$ 718,214	$ (550,000)	$ (122,912)	$ 45,302
Ending Balance (in units) at Mar. 31, 2020	79,155,765